FAIR VALUE MEASUREMENTS (Details)	3 Months Ended		5 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Liabilities [Abstract]
Warrant liability	$ 61,855,000	$ 32,844,000	$ 32,844,000
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	32,844,000		0
Fair value	61,855,000	32,844,000	32,844,000
Transfers into Level 3	0		0
Transfers out of Level 3	0		0
Public Warrant [Member]
Liabilities [Abstract]
Warrant liability	38,755,000	20,700,000	20,700,000
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	20,700,000		0
Fair value	38,755,000	20,700,000	20,700,000
Private Warrant [Member]
Liabilities [Abstract]
Warrant liability	23,100,000	12,144,000	12,144,000
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	12,144,000	7,128,000	0
Change in valuation inputs or other assumptions		5,016,000
Fair value	$ 23,100,000	$ 12,144,000	$ 12,144,000
Private Warrant [Member] | Expected Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility rate	0.1	0.1	0.1
Level 1 [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Change in valuation inputs or other assumptions		$ 13,296,000
Level 1 [Member] | Public Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Change in valuation inputs or other assumptions	$ 18,055,000
Level 2 [Member] | Public Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Change in valuation inputs or other assumptions		8,280,000
Level 3 [Member]
Liabilities [Abstract]
Warrant liability
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value		19,548,000
Level 3 [Member] | Public Warrant [Member]
Liabilities [Abstract]
Warrant liability
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value		12,420,000
Level 3 [Member] | Private Warrant [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Change in valuation inputs or other assumptions	10,956,000
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	230,006,837	230,003,380	$ 230,003,380
Recurring [Member] | Level 1 [Member] | Public Warrant [Member]
Liabilities [Abstract]
Warrant liability	38,755,000	20,700,000	20,700,000
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	20,700,000
Fair value	38,755,000	20,700,000	20,700,000
Recurring [Member] | Level 3 [Member] | Private Warrant [Member]
Liabilities [Abstract]
Warrant liability	23,100,000	12,144,000	12,144,000
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value	12,144,000
Fair value	$ 23,100,000	$ 12,144,000	$ 12,144,000